Summary of Significant Accounting Policies - License and Collaboration Revenues (Details) (Imported) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Summary of Significant Accounting Policies
Performance obligations to be satisfied over time for recognition	$ 0